Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about borrowings [line items]
Senior Note embedded derivative	€ 28,638	€ 28,638
Less: amortization under the effective interest method	(24,097)	(23,361)
Non-current liabilities	1,161,547	1,164,688
Current liabilities	€ 15,572	24,670
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 140,639	152,883
Current liabilities	€ 7,257	7,890
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 217,408	208,305
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	1,166,088	1,169,965
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	2,305	3,591
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities	673
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	1,588	3,816
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 3,749	€ 9,373